ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advance from end users	$ 385	$ 397
Deposit from customers	1,467	1,404
Business tax and other taxes payable	125	129
Professional fees and services payable	766	1,843
Promotional events payables	351	355
Legal contingencies	10,000	10,000
Others	107	205
Accrued expenses and other current liabilities	$ 13,201	$ 14,333